3. Loans, Impaired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impaired loans
Unpaid Contractual Principal Balance	$ 26,129	$ 28,313	$ 34,964
Recorded Investment With No Allowance	2,042	2,002	1,705
Recorded Investment With Allowance	22,599	25,179	31,643
Recorded Investment in Impaired Loans	24,641	27,181	33,348
Related Allowance	1,199	1,409	1,530
Average Outstanding Impaired Loans	26,015	30,302	35,976
Year-To-Date Interest Income Recognized	1,362	1,198	1,274
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	282	282	643
Recorded Investment With No Allowance	0	0	216
Recorded Investment With Allowance	277	278	226
Recorded Investment in Impaired Loans	277	278	442
Related Allowance	6	11	12
Average Outstanding Impaired Loans	253	330	705
Year-To-Date Interest Income Recognized	17	13	18
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	5,226	5,354	8,828
Recorded Investment With No Allowance	1,135	703	1,489
Recorded Investment With Allowance	3,686	4,323	6,805
Recorded Investment in Impaired Loans	4,821	5,026	8,294
Related Allowance	41	47	189
Average Outstanding Impaired Loans	5,113	7,247	10,852
Year-To-Date Interest Income Recognized	265	164	224
Single-family residential - Banco de la Gente stated income
Impaired loans
Unpaid Contractual Principal Balance	17,360	18,611	20,375
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	16,805	18,074	19,215
Recorded Investment in Impaired Loans	16,805	18,074	19,215
Related Allowance	1,149	1,182	1,143
Average Outstanding Impaired Loans	16,867	17,673	18,414
Year-To-Date Interest Income Recognized	920	861	921
Commercial
Impaired loans
Unpaid Contractual Principal Balance	2,761	3,750	4,556
Recorded Investment With No Allowance	807	1,299	0
Recorded Investment With Allowance	1,661	2,197	4,893
Recorded Investment in Impaired Loans	2,468	3,496	4,893
Related Allowance	1	166	179
Average Outstanding Impaired Loans	3,411	4,657	5,497
Year-To-Date Interest Income Recognized	148	152	89
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance	78	78	96
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	12	78	83
Recorded Investment in Impaired Loans	12	78	83
Related Allowance	0	0	0
Average Outstanding Impaired Loans	28	78	93
Year-To-Date Interest Income Recognized	0	0	6
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	25,707	28,075	34,498
Recorded Investment With No Allowance	1,942	2,002	1,705
Recorded Investment With Allowance	22,441	24,950	31,222
Recorded Investment in Impaired Loans	24,383	26,952	32,927
Related Allowance	1,197	1,406	1,523
Average Outstanding Impaired Loans	25,672	29,985	35,561
Year-To-Date Interest Income Recognized	1,350	1,190	1,258
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	264	27	180
Recorded Investment With No Allowance	100	0	0
Recorded Investment With Allowance	4	27	161
Recorded Investment in Impaired Loans	104	27	161
Related Allowance	0	0	3
Average Outstanding Impaired Loans	149	95	132
Year-To-Date Interest Income Recognized	3	0	5
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	158	211	286
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	154	202	260
Recorded Investment in Impaired Loans	154	202	260
Related Allowance	2	3	4
Average Outstanding Impaired Loans	194	222	283
Year-To-Date Interest Income Recognized	$ 9	$ 8	$ 11